Accounts Receivable (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at the beginning of the year	$ 3,646	$ 2,828,796
Additions charged to bad debt expense	0	145,512
Write-off of bad debt allowance	0	(89,851)
Disposal of Zhong Hai Shi Xun	(3,646)	(2,880,811)
Balance at the end of the year	$ 0	$ 3,646